Income tax benefit/(expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Unused tax losses
Potential tax benefit at local tax rates	$ 125,728	$ 111,283,000	$ 77,738,000
Other temporary differences
Potential tax benefit at local tax rates	12,318	11,046,000	7,424,000
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220,000	3,220,000
Deferred tax assets not brought to account	$ 141,266	$ 125,549,000	$ 88,382,000